ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ORDINARY SHARES

9. ORDINARY SHARES

Upon incorporation in 2014, the Company’s authorized shares were 500,000,000 shares with a par value of US$0.0001 per share. In May 2023, the Company’s authorized shares were updated to be 2,000,000,000 shares with a par value of US$0.0001 per share, including 1,778,920,552 Class A Ordinary Shares, 100,000,000 Class B Ordinary Shares and 121,079,448 Preferred Shares. The Company re-designated and re-classified 79,980,281 Ordinary Shares into 34,402,503 Class A Ordinary Shares and 45,577,778 Class B Ordinary Shares. Class B Ordinary Shares were held by Snoweagle-s Limited and Diamondbird-s Limited, which were beneficially owned by Mr. Peng Xue, the Company’s founder, chairman of the board of directors and chief executive officer. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each Class A Ordinary Share shall entitle the holder one vote on all vote on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share shall entitle the holder ten vote on all vote on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one Class A Ordinary Share. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. The share, per share amounts and disclosures in the consolidated financial statements have been retroactively adjusted to reflect the above designation and reclassification.

Immediately prior to the completion of IPO, the Company’s authorized shares were updated to be 2,000,000,000 shares with a par value of US$0.0001 per share, including 1,800,000,000 Class A Ordinary Shares, 100,000,000 Class B Ordinary Shares and 100,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Company’s post-offering memorandum and articles of association.

Immediately prior to the completion of the IPO, all outstanding redeemable convertible preferred shares, including (i) 20,000,000 Series A Preferred Shares of a par value of US$0.0001 each, (ii) 11,111,111 Series B Preferred Shares of a par value of US$0.0001 each, (iii) 26,111,112 Series C Preferred Shares of a par value of US$0.0001 each, (iv) 16,164,778 Series C-1 Preferred Shares of a par value of US$0.0001 each, (v) 4,843,800 Series C-2 Preferred Shares of a par value of US$0.0001 each, (vi) 14,528,465 Series D-1 Preferred Shares of a par value of US$0.0001 each and (vii) 28,320,182 Series D-2 Preferred Shares of a par value of US$0.0001 each, were converted into Class A ordinary shares on a one-for-one basis.

In October 2024, upon the completion of the Company’s IPO, the Company issued 12,330,000 Class A Ordinary Shares, at public offering price of US$5.50 per share. The net proceeds after deducting underwriting discounts and commissions were approximately US$62.3 million (equivalent to RMB447,967).

As of December 31, 2024, 167,811,951 Class A Ordinary Shares were issued and 159,831,670 Class A Ordinary Shares were outstanding, 45,577,778 Class B Ordinary Shares were issued and outstanding.